Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Intellectual Property Litigation

As the owner and exclusive licensee of patents, from time to time, we are a party to proceedings challenging these patents, including challenges in U.S. federal courts, foreign courts, foreign patent offices and the U.S. Patent and Trademark Office (“USPTO”). Additionally, from time to time, we are a party to litigation we initiate against others we contend infringe these patents, which often results in counterclaims regarding the validity of such patents. It is not possible to reliably predict the outcome of the proceedings described below. However, if we are unable to effectively enforce our intellectual property rights, third parties may become more aggressive in the marketing of competitive products around the world.

U.S. Intellectual Property Litigation

For the last several years, KCI and its affiliates have been involved in multiple patent infringement suits where claims under certain Wake Forest Patents were asserted against providers of competing negative pressure wound therapy (“NPWT”) products. In October 2010, the Federal District Court for the Western District of Texas entered an order in the Smith & Nephew case described below, invalidating the Wake Forest patent claims asserted in the case. In light of the ruling, KCI determined that continued payment of the royalties scheduled under the Wake Forest license agreement was inappropriate. On February 28, 2011, KCI filed suit in the Federal District Court for the Western District of Texas seeking a declaratory judgment that KCI no longer owes royalties to Wake Forest based on the patents in suit because the relevant patent claims are invalid or not infringed. Historical royalties under the license agreement, although disputed, were accrued through February 27, 2011 and are reflected in our condensed consolidated financial statements. For the year ended December 31, 2010, royalty payments to Wake Forest under the licensing agreement were approximately $86 million. No royalty payments were made to Wake Forest during the first half of 2012 or the year ended December 31, 2011.

On March 18, 2011, Wake Forest provided written notice of termination under the license agreement with KCI and filed suit in Forsyth County Superior Court, North Carolina, alleging breach of contract by KCI. In its termination notice, Wake Forest is demanding that KCI cease manufacturing and selling licensed products. KCI subsequently removed the action from state court to the Federal District Court for the Middle District of North Carolina, after which Wake Forest amended its complaint to add allegations of patent infringement. That action was stayed pending a ruling by the Federal District Court in Texas on a motion to dismiss or transfer filed by Wake Forest there. On July 26, 2011, the Federal District Court in Texas denied Wake Forest’s motions and stayed the action pending a decision by the Court of Appeals for the Federal Circuit in the Smith & Nephew litigation described below. KCI believes that it does not infringe any valid claims of the Wake Forest Patents and that our defenses to any claims are meritorious and we intend to vigorously defend against any such claims and KCI will continue to manufacture and sell V.A.C. ® Therapy products. It is not possible to estimate damages that may result if we are unsuccessful in the litigation. In addition, as a result of the Wake Forest royalty litigation, KCI will not join Wake Forest in the continued enforcement of the Wake Forest Patents against alleged infringers. KCI intends to withdraw from each of the cases described below that involve the Wake Forest Patents and has withdrawn from the appeal of the Smith & Nephew litigation. Oral argument on Wake Forest’s appeal of the Smith & Nephew litigation was heard on February 6, 2012 at the Court of Appeals for the Federal Circuit. Although we cannot predict the timing of a ruling, the Court could issue its opinion any day.

In May 2007, KCI, its affiliates and Wake Forest filed two related patent infringement suits: one case against Smith & Nephew and a second case against Medela, for the manufacture, use and sale of NPWT products which we alleged infringe claims of patents licensed exclusively to KCI by Wake Forest. In October 2010, the Federal District Court for the Western District of Texas entered an order in the Smith & Nephew case invalidating the patent claims involved in the lawsuit. As a result, KCI has initiated the Wake Forest royalty litigation described above, and KCI is not planning to participate in any appeal of the Smith & Nephew litigation. Wake Forest is appealing the decision in the Smith & Nephew litigation. The case against Medela’s gauze-based devices remains pending, but has been stayed by the Federal District Court.

In January 2008, KCI, its affiliates and Wake Forest filed a patent infringement lawsuit against Innovative Therapies, Inc. (“ITI”) in the U.S. District Court for the Middle District of North Carolina. The federal complaint alleges that a NPWT device introduced by ITI in 2007 infringes three Wake Forest patents which are exclusively licensed to KCI. This case is currently stayed.

Also in January and June of 2008, KCI and its affiliates filed separate suits in state District Court in Bexar County, Texas, against ITI and several of its principals, all of whom are former employees of KCI. These cases have now been consolidated into a single case. The claims in this case include breach of confidentiality agreements, conversion of KCI technology, theft of trade secrets and conspiracy. We are seeking damages and injunctive relief in the state court case. At this time, the state court case against ITI and its principals is not set for trial.

In December 2008, KCI, its affiliates and Wake Forest filed a patent infringement lawsuit against Boehringer Wound Systems, LLC, Boehringer Technologies, LP, and Convatec, Inc. in the U.S. District Court for the Middle District of North Carolina. The federal complaint alleges that a NPWT device manufactured by Boehringer and commercialized by Convatec infringes Wake Forest patents which are exclusively licensed to KCI. In February 2009, the defendants filed their answer which includes affirmative defenses and counterclaims alleging non-infringement and invalidity of the Wake Forest patents. This case was stayed by the Federal District Court.

International Intellectual Property Litigation

In June 2007, Medela filed a patent nullity suit in the German Federal Patent Court against Wake Forest’s German patent corresponding to European Patent No. EP0620720 (“the ‘720 Patent”). In March 2008 and February 2009, Mölnlycke Health Care AB and Smith & Nephew, respectively, joined the nullity suit against the ‘720 Patent. In March 2009, the German Federal Patent Court ruled the German patent corresponding to the ‘720 Patent invalid. KCI is not appealing this decision. A hearing on Wake Forest’s appeal, previously set for April 26, 2012 has been postponed and will be rescheduled for a yet to be determined date in 2013. The patent’s statutory term expires in November 2012.

In March 2009, KCI and its affiliates filed a patent infringement lawsuit asserting Australian counterparts to the Wake Forest Patents against Smith & Nephew in the Federal Court of Australia, requesting preliminary injunctive relief to prohibit the commercialization of a Smith & Nephew negative pressure wound therapy dressing kit. The Federal Court issued a temporary injunction in the case which was subsequently overturned by the Full Court of the Federal Court of Australia. A full trial on validity and infringement of the Wake Forest patent involved in the case was held in 2010. In September 2011, the Federal Court ruled the asserted claims to be invalid and not infringed by Smith & Nephew’s product. Wake Forest is appealing the decision and oral arguments were heard before the appellate court in May 2012. A ruling is still pending. The patent’s statutory term expires in November 2012.

In March 2009, KCI's German subsidiary filed a request for a preliminary injunction with the German District Court of Düsseldorf to prevent commercialization of a Smith & Nephew negative pressure wound therapy system that KCI believes infringes the German counterpart of KCI’s European Patent No. EP0777504 (“KCI’s ‘504 Patent”). Following a hearing in July 2009 on this matter, the Court denied KCI’s request for preliminary injunction. Also, in April 2009, KCI's German subsidiary filed a patent infringement lawsuit against Smith & Nephew, GmbH Germany in the German District Court of Mannheim. The lawsuit alleges that the negative pressure wound therapy systems commercialized by Smith & Nephew infringe KCI’s ‘504 Patent and another German patent owned by KCI corresponding to European Patent No. EP0853950 (“KCI’s ‘950 Patent”). A trial was held in October 2009 on KCI’s ‘504 Patent claims, after which the Court dismissed KCI’s infringement allegations. This decision was affirmed on appeal in July 2011. A trial on KCI’s ‘950 Patent claims was held in June 2010, and in September 2010, the Court issued its ruling finding that components used with Smith & Nephew’s negative pressure wound therapy systems infringe KCI’s ‘950 Patent. Smith & Nephew is appealing this decision. In separate actions filed with the German Federal Patent Court, Smith & Nephew has asserted that KCI’s ‘504 Patent and KCI’s ‘950 Patent are invalid. Following hearings in 2011, the Federal Patent Court ruled KCI’s ‘504 Patent and KCI’s ‘950 Patent to be invalid. KCI has filed an appeal of those decisions.

In July 2009, KCI and its affiliates filed a patent infringement lawsuit against Smith & Nephew in France alleging infringement of KCI’s ‘504 Patent and KCI’s ‘950 Patent. KCI also filed a request for a preliminary injunction with the Paris District Court in France to prevent commercialization of Smith & Nephew’s NPWT system that KCI believes infringes the French counterpart of KCI’s ‘504 Patent. A hearing on KCI’s request for preliminary injunction was held in October 2009 in France. In November 2009, the Paris District Court denied KCI’s request for a preliminary injunction. On April 29, 2011, the Paris District Court upheld the validity of key claims of KCI’s ‘504 patent but ruled KCI’s ‘504 patent was not infringed by Smith & Nephew’s NPWT systems. The Paris District Court also ruled the asserted claims of KCI’s ‘950 patent invalid. KCI has filed an appeal of this decision.

Also in July 2009, KCI and its affiliates filed patent infringement lawsuits against Smith & Nephew in the United Kingdom alleging infringement of KCI’s ‘504 Patent and KCI’s ‘950 Patent. KCI withdrew its request for a preliminary injunction in the United Kingdom based on KCI’s ‘504 Patent and KCI’s ‘950 Patent and proceeded to trial in May 2010. In June 2010, the Court in the United Kingdom ruled the claims at issue from KCI’s ‘504 Patent and ‘950 Patent to be valid and infringed by Smith & Nephew’s Renasys NPWT systems. In July 2010, the Court ordered that Smith & Nephew be enjoined from further infringement of KCI’s ‘504 Patent and ‘950 Patent. The Court stayed the injunction pending appeal, which was heard on October 18-19, 2010. On November 28, 2010, the Court of Appeal upheld the validity of key claims of both patents and the finding of infringement on KCI’s ‘950 Patent. Smith & Nephew has since notified the Court that it will modify its products to avoid infringement and that its modified NPWT products will stay on the market in the United Kingdom.

In April 2012, KCI and Smith & Nephew agreed to settle and withdraw from all disputes with respect to the ‘504 Patent and ‘950 Patent on terms which did not have a material financial impact on the Company.

LifeCell Litigation

LifeCell Corporation is a party to approximately 170 lawsuits filed by individuals alleging personal injury and seeking monetary damages for failed hernia repair procedures using LifeCell Corporation’s AlloDerm products. These cases have been consolidated for case management purposes in Middlesex County, New Jersey. The cases are in the early stages of litigation, and none have been set for trial. Although it is not possible to reliably predict the outcome of the litigation, we believe that our defenses to these claims are meritorious and we will defend against these suits vigorously. We have insurance that covers these claims and lawsuits and believe that after the application of our self-insured retention relating to products liability claims, such policies will cover litigation expenses, settlement costs and damage awards, if any, arising from these suits. Our primary products liability carrier has taken the position that these lawsuits constitute multiple occurrences, requiring the exhaustion of multiple self-insured retentions prior to triggering insurance coverage. We believe these lawsuits constitute a single occurrence and will seek coverage under our policies accordingly. If, as we believe, these cases constitute a single occurrence, we do not expect them to have a material impact on our results of operations or our financial position. We are currently in discussions on the subject with our primary products liability carrier. If these cases are deemed to constitute multiple occurrences, the costs of defending each case and any potential settlement or damage award would be borne by the company up to the amount of the self-insured retention for each case. As these cases are in an early stage with much discovery still to be conducted, the plaintiffs have yet to set forth their alleged damages. As such, it is impossible for the company to predict or estimate potential losses.

Other Litigation

In February 2009, we received a subpoena from the U.S. Department of Health and Human Services Office of Inspector General (“OIG”) seeking records regarding our billing practices under the local coverage policies of the four regional Durable Medical Equipment Medicare Administrative Contractors (“DME MACs”). KCI cooperated with the OIG’s inquiry and provided substantial documentation to the OIG and the U.S. Attorneys’ office in response to its request. On May 9, 2011, KCI received notice that the U.S. Attorneys’ office had declined to intervene in qui tam actions filed against KCI on March 20, 2008 and September 29, 2008 by two former employees in the U.S. District Court, Central District of California, Western Division. These cases are captioned United States of America, ex rel. Geraldine Godecke v. Kinetic Concepts, Inc., et al. and United States of America, ex rel. Steven J. Hartpence v. Kinetic Concepts, Inc. et al. The complaints contend that KCI violated the Federal False Claims Act by billing in a manner that was not consistent with the Local Coverage Determinations issued by the DME MACs and seek recovery of monetary damages. These cases were originally filed under seal pending the government’s review of the allegations contained therein. Following the completion of the government’s review and their decision to decline to intervene in such suits, the live pleadings were ordered unsealed on May 3, 2011. After reviewing the allegations, KCI filed motions seeking the dismissal of the suits on multiple grounds. On January 30, 2012, the Court granted two of KCI’s motions dismissing all of the claims in the Hartpence suit and dismissing all of the claims in the Godecke suit with the exception of a retaliation claim, which has been stayed pending the appeal of the dismissed claims. On February 27, 2012 and June 15, 2012, respectively, Hartpence and Godecke each filed a Notice of Appeal to the U.S. Court of Appeals for the Ninth Circuit seeking to reverse the dismissal of their claims by the trial court. KCI fully intends to vigorously defend the appeals.

We are party to several additional lawsuits arising in the ordinary course of our business. Additionally, the manufacturing and marketing of medical products necessarily entails an inherent risk of product liability claims. We maintain multiple layers of product liability insurance coverage and we believe these policies and the amounts of coverage are appropriate and adequate.

Other Commitments and Contingencies

As a healthcare supplier, we are subject to extensive government regulation, including laws and regulations directed at ascertaining the appropriateness of reimbursement, preventing fraud and abuse and otherwise regulating reimbursement under various government programs. The marketing, billing, documenting and other practices are all subject to government oversight and review. To ensure compliance with Medicare and other regulations, regional carriers often conduct audits and request patient records and other documents to support claims submitted by us for payment of services rendered to customers.

We also are subject to routine pre-payment and post-payment audits of medical claims submitted to Medicare. These audits typically involve a review, by Medicare or its designated contractors and representatives, of documentation supporting the medical necessity of the therapy provided by us. While Medicare requires us to obtain a comprehensive physician order prior to providing products and services, we are not required to, and do not as a matter of practice require, or subsequently obtain, the underlying medical records supporting the information included in such claim. Following a Medicare request for supporting documentation, we are obligated to procure and submit the underlying medical records retained by various medical facilities and physicians. Obtaining these medical records in connection with a claims audit may be difficult or impossible and, in any event, all of these records are subject to further examination and dispute by an auditing authority. Under standard Medicare procedures, we are entitled to demonstrate the sufficiency of documentation and the establishment of medical necessity, and we have the right to appeal any adverse determinations. If a determination is made that our records or the patients’ medical records are insufficient to meet medical necessity or Medicare reimbursement requirements for the claims subject to a pre-payment or post-payment audit, we could be subject to denial, recoupment or refund demands for claims submitted for Medicare reimbursement. In the event that an audit results in discrepancies in the records provided, Medicare may be entitled to extrapolate the results of the audit to make recoupment demands based on a wider population of claims than those examined in the audit.

In November 2010, KCI USA, Inc.’s Raleigh, North Carolina office was the subject of a Medicare audit of 31 claims conducted by the Zone Program Integrity Contractor (“ZPIC”).  In May 2011, based on an extrapolation of the ZPIC’s audit results, the ZPIC determined that KCI USA, Inc. had been overpaid by Medicare in the amount of $5.8 million.  We appealed these claims through Redetermination and Reconsideration and reduced the overpayment to $4.2 million.  We will be appealing these claims to the next level of review.  Interest will accrue on the overpayment unless it is overturned on appeal. In addition to challenging the underlying clinical basis for the claims denials, we intend to challenge the validity of the sampling used to extrapolate the overpayment.  If the extrapolation is found to have been invalid, the extrapolation may be rejected even if the actual claims denials on which the extrapolation was based are not overturned. We cannot predict the outcome of theses appeals. However, we do not expect that the final determination of the audit will have a material impact on our results of operations or our financial position. Our other offices could be subjected to similar audits in which overpayments are extrapolated. In addition, Medicare or its contractors could place us on an extended pre-payment review, which could slow our collections process for submitted claims. If Medicare were to deny a significant number of claims in any pre-payment audit, or make any recoupment demands based on any post-payment audit, our business and operating results could be materially and adversely affected. In addition, violations of federal and state regulations regarding Medicare reimbursement could result in severe criminal, civil and administrative penalties and sanctions, including disqualification from Medicare and other reimbursement programs. Going forward, it is likely that we will be subject to periodic inspections, assessments and audits of our billing and collections practices.

In May 2011, LifeCell Corporation received a warning letter from the FDA following an inspection by the FDA at LifeCell in November 2010.  The warning letter primarily related to LifeCell’s failure to submit required documentation to the FDA prior to conduct of certain clinical studies.  The FDA also identified certain non-compliance with FDA regulations covering the promotion of LifeCell’s Strattice Tissue Matrix.  LifeCell submitted a written response to the FDA on May 31, 2011.  LifeCell is cooperating with the FDA and believes that the corrective actions it has taken will resolve the FDA’s concerns without a material impact on the LifeCell’s business.  However, we cannot give any assurances that the FDA will be satisfied with its response to the warning letter or as to the expected date of the resolution of the matters included in the warning letter.

As required upon the closing of our second lien notes and senior unsecured notes, we have entered into registration rights agreements with respect to these notes. Under the terms of the registration rights agreements, we must use our commercially reasonable efforts to file a registration statement for each of the second lien notes and senior unsecured notes (the “exchange offer registration statements”) with respect to a registered exchange offer to exchange such notes for new notes with terms substantially identical in all material respects with the notes (except for the provisions relating to the transfer restrictions and payment of additional interest), to cause the exchange offer registration statement to be declared effective by the Securities and Exchange Commission (“SEC”) under the Securities Act and to consummate the exchange offer not later than 365 days following the issuance of the notes (“Exchange Date”).

We intend to conduct each exchange offer in accordance with the provisions of the registration rights agreements for the notes and the applicable requirements of the Securities Act and the related rules and regulations of the SEC.

In the event that the exchange offer is not consummated by the Exchange Date, we will, subject to certain conditions, at our own cost:

•	file a shelf registration statement covering resales of the notes within 30 days after the Exchange Date;

•	use our commercially reasonable efforts to cause a shelf registration statement to be declared effective under the Securities Act; and

•
use our commercially reasonable efforts to keep the shelf registration statement effective for a period of one year from the effective date of the shelf registration statement or such shorter period that will terminate when all of the notes registered thereunder are disposed of in accordance therewith or cease to be outstanding on the date upon which all notes covered by such shelf registration statement become eligible for resale, without regard to volume, manner of sale or other restrictions contained in Rule 144 under the Securities Act.

If the exchange offer has not been consummated and a shelf registration statement covering resales of the notes has not been filed or the shelf registration statement has not been declared effective by the SEC (each, a “notes registration default”), then additional interest will accrue on the aggregate principal amount of the notes from and including the date on which any such notes registration default has occurred to but excluding the date on which all of the notes registration defaults have been cured. Additional interest will accrue at a rate of 0.25% for the first 90 day period after such date and thereafter it will be increased by an additional 0.25% for each subsequent 90 day period that elapses provided that the aggregate increase in such annual interest rate may in no event exceed 1.0%.

 Commitments and Contingencies

Intellectual Property Litigation

As the owner and exclusive licensee of patents, from time to time, we are a party to proceedings challenging these patents, including challenges in U.S. federal courts, foreign courts and the U.S. Patent and Trademark Office (“USPTO”). Additionally, from time to time, we are a party to litigation we initiate against others we contend infringe these patents, which often results in counterclaims regarding the validity of such patents. It is not possible to reliably predict the outcome of the proceedings described below. However, if we are unable to effectively enforce our intellectual property rights, third parties may become more aggressive in the marketing of competitive products around the world.

U.S. Intellectual Property Litigation

For the last several years, KCI and its affiliates have been involved in multiple patent infringement suits where claims under certain Wake Forest Patents were asserted against providers of competing negative pressure wound therapy (“NPWT”) products. In October 2010, the Federal District Court for the Western District of Texas entered an order in the Smith & Nephew case described below, invalidating the Wake Forest patent claims asserted in the case. In light of the ruling, KCI determined that continued payment of the royalties scheduled under the Wake Forest license agreement was inappropriate. On February 28, 2011, KCI filed suit in the Federal District Court for the Western District of Texas seeking a declaratory judgment that KCI no longer owes royalties to Wake Forest based on the patents in suit because the relevant patent claims are invalid or not infringed. Historical royalties under the license agreement were accrued through February 27, 2011 and are reflected in our consolidated financial statements. For the year ended December 31, 2010, royalty payments to Wake Forest under the licensing agreement were approximately $86 million. No royalty payments were made to Wake Forest during the period of November 4, 2011 through December 31, 2011 (Successor) and the period of January 1, 2011 through November 3, 2011 (Predecessor).

On March 18, 2011, Wake Forest provided written notice of termination under the license agreement with KCI and filed suit in Forsyth County Superior Court, North Carolina, alleging breach of contract by KCI. In its termination notice, Wake Forest is demanding that KCI cease manufacturing and selling licensed products. KCI subsequently removed the action from state court to the Federal District Court for the Middle District of North Carolina, after which Wake Forest amended its complaint to add allegations of patent infringement. That action was stayed pending a ruling by the Federal District Court in Texas on a motion to dismiss or transfer filed by Wake Forest there. On July 26, 2011, the Federal District Court in Texas denied Wake Forest’s motions and stayed the action pending a decision by the Court of Appeals for the Federal Circuit in the Smith & Nephew litigation described below. KCI believes that it does not infringe any valid claims of the Wake Forest Patents and that our defenses to any claims are meritorious and we intend to vigorously defend against any such claims and KCI will continue to manufacture and sell V.A.C. ® Therapy products. It is not possible to estimate damages that may result if we are unsuccessful in the litigation. In addition, as a result of the Wake Forest royalty litigation, KCI will not join Wake Forest in the continued enforcement of the Wake Forest Patents against alleged infringers. KCI intends to withdraw from each of the cases described below that involve the Wake Forest Patents and has withdrawn from the appeal of the Smith & Nephew litigation. Oral argument on Wake Forest’s appeal of the Smith & Nephew litigation was heard on February 6, 2012 at the Court of Appeals for the Federal Circuit.

In May 2007, KCI, its affiliates and Wake Forest filed two related patent infringement suits: one case against Smith & Nephew and a second case against Medela, for the manufacture, use and sale of NPWT products which we alleged infringe claims of patents licensed exclusively to KCI by Wake Forest. In October 2010, the Federal District Court for the Western District of Texas entered an order in the Smith & Nephew case invalidating the patent claims involved in the lawsuit. As a result, KCI has initiated the Wake Forest royalty litigation described above, and KCI is not planning to participate in any appeal of the Smith & Nephew litigation. Wake Forest is appealing the decision in the Smith & Nephew litigation. The case against Medela’s gauze-based devices remains pending, but was recently stayed by the Federal District Court.

In January 2008, KCI, its affiliates and Wake Forest filed a patent infringement lawsuit against Innovative Therapies, Inc. (“ITI”) in the U.S. District Court for the Middle District of North Carolina. The federal complaint alleges that a NPWT device introduced by ITI in 2007 infringes three Wake Forest patents which are exclusively licensed to KCI. This case is currently stayed.

Also in January and June of 2008, KCI and its affiliates filed separate suits in state District Court in Bexar County, Texas, against ITI and several of its principals, all of whom are former employees of KCI. These cases have now been consolidated into a single case. The claims in this case include breach of confidentiality agreements, conversion of KCI technology, theft of trade secrets and conspiracy. We are seeking damages and injunctive relief in the state court case. At this time, the state court case against ITI and its principals is not set for trial.

In December 2008, KCI, its affiliates and Wake Forest filed a patent infringement lawsuit against Boehringer Wound Systems, LLC, Boehringer Technologies, LP, and Convatec, Inc. in the U.S. District Court for the Middle District of North Carolina. The federal complaint alleges that a NPWT device manufactured by Boehringer and commercialized by Convatec infringes Wake Forest patents which are exclusively licensed to KCI. In February 2009, the defendants filed their answer which includes affirmative defenses and counterclaims alleging non-infringement and invalidity of the Wake Forest patents. This case was recently stayed by the Federal District Court.

International Intellectual Property Litigation

In June 2007, Medela filed a patent nullity suit in the German Federal Patent Court against Wake Forest’s German patent corresponding to European Patent No. EP0620720 (“the ‘720 Patent”). In March 2008 and February 2009, Mölnlycke Health Care AB and Smith & Nephew, respectively, joined the nullity suit against the ‘720 Patent. In March 2009, the German Federal Patent Court ruled the German patent corresponding to the ‘720 Patent invalid. KCI is not appealing this decision. A hearing on Wake Forest’s appeal is set for April 26, 2012.

In March 2009, KCI and its affiliates filed a patent infringement lawsuit asserting Australian counterparts to the Wake Forest Patents against Smith & Nephew in the Federal Court of Australia, requesting preliminary injunctive relief to prohibit the commercialization of a Smith & Nephew negative pressure wound therapy dressing kit. The Federal Court issued a temporary injunction in the case which was subsequently overturned by the Full Court of the Federal Court of Australia. A full trial on validity and infringement of the Wake Forest patent involved in the case was held in 2010. In September 2011, the Federal Court ruled the asserted claims to be invalid and not infringed by Smith & Nephew’s product. KCI will not appeal the decision.

In March 2009, KCI's German subsidiary filed a request for a preliminary injunction with the German District Court of Düsseldorf to prevent commercialization of a Smith & Nephew negative pressure wound therapy system that KCI believes infringes the German counterpart of KCI’s European Patent No. EP0777504 (“KCI’s ‘504 Patent”). Following a hearing in July 2009 on this matter, the Court denied KCI’s request for preliminary injunction. Also, in April 2009, KCI's German subsidiary filed a patent infringement lawsuit against Smith & Nephew, GmbH Germany in the German District Court of Mannheim. The lawsuit alleges that the negative pressure wound therapy systems commercialized by Smith & Nephew infringe KCI’s ‘504 Patent and another German patent owned by KCI corresponding to European Patent No. EP0853950 (“KCI’s ‘950 Patent”). A trial was held in October 2009 on KCI’s ‘504 Patent claims, after which the Court dismissed KCI’s infringement allegations. This decision was affirmed on appeal in July 2011. A trial on KCI’s ‘950 Patent claims was held in June 2010, and in September 2010, the Court issued its ruling finding that components used with Smith & Nephew’s negative pressure wound therapy systems infringe KCI’s ‘950 Patent. Smith & Nephew is appealing this decision. In separate actions filed with the German Federal Patent Court, Smith & Nephew has asserted that KCI’s ‘504 Patent and KCI’s ‘950 Patent are invalid. Following hearings in 2011, the Federal Patent Court ruled ‘KCI’s ‘504 Patent and KCI’s ‘950 Patent to be invalid. KCI is appealing those decisions.

In July 2009, KCI and its affiliates filed a patent infringement lawsuit against Smith & Nephew in France alleging infringement of KCI’s ‘504 Patent and KCI’s ‘950 Patent. KCI also filed a request for a preliminary injunction with the Paris District Court in France to prevent commercialization of Smith & Nephew’s NPWT system that KCI believes infringes the French counterpart of KCI’s ‘504 Patent. A hearing on KCI’s request for preliminary injunction was held in October 2009 in France. In November 2009, the Paris District Court denied KCI’s request for a preliminary injunction. On April 29, 2011, the Paris District Court upheld the validity of key claims of KCI’s ‘504 patent but ruled KCI’s ‘504 patent was not infringed by Smith & Nephew’s NPWT systems. The Paris District Court also ruled the asserted claims of KCI’s ‘950 patent invalid. KCI has filed an appeal of this decision.

Also in July 2009, KCI and its affiliates filed patent infringement lawsuits against Smith & Nephew in the United Kingdom alleging infringement of KCI’s ‘504 Patent and KCI’s ‘950 Patent. KCI withdrew its request for a preliminary injunction in the United Kingdom based on KCI’s ‘504 Patent and KCI’s ‘950 Patent and proceeded to trial in May 2010. In June 2010, the Court in the United Kingdom ruled the claims at issue from KCI’s ‘504 Patent and ‘950 Patent to be valid and infringed by Smith & Nephew’s Renasys NPWT systems. In July 2010, the Court ordered that Smith & Nephew be enjoined from further infringement of KCI’s ‘504 Patent and ‘950 Patent. The Court stayed the injunction pending appeal, which was heard on October 18-19, 2010. On November 28, 2010, the Court of Appeal upheld the validity of key claims of both patents and the finding of infringement on KCI’s ‘950 Patent. Smith & Nephew has since notified the Court that it will modify its products to avoid infringement and that its modified NPWT products will stay on the market in the United Kingdom.

LifeCell Litigation

In September 2005, LifeCell Corporation recalled certain human-tissue based products because the organization that recovered the tissue, Biomedical Tissue Services, Ltd. (“BTS”), may not have followed Food and Drug Administration (“FDA”) requirements for donor consent and/or screening to determine if risk factors for communicable diseases existed.  LifeCell Corporation promptly notified the FDA and all relevant hospitals and medical professionals.  LifeCell Corporation did not receive any donor tissue from BTS after September 2005.  LifeCell Corporation was named, along with BTS and many other defendants, in lawsuits relating to the BTS donor irregularities.  These lawsuits generally fell within three categories, (1) recipients of BTS tissue who claim actual injury; (2) suits filed by recipients of BTS tissue seeking medical monitoring and/or damages for emotional distress; and (3) suits filed by family members of tissue donors who did not authorize BTS to donate tissue.

LifeCell Corporation resolved all of those lawsuits which have now been dismissed. The resolution of those lawsuits did not have a material impact on our financial position or results of operations. Subsequently, LifeCell Corporation was served with approximately ten new suits filed by other family members of tissue donors who also allege no authorization was provided. All of these cases have been settled for amounts that will not have a material impact on our results of operations or our financial position.

LifeCell Corporation is a party to approximately 100 lawsuits filed by individuals alleging personal injury and seeking monetary damages for failed hernia repair procedures using LifeCell Corporation’s AlloDerm products. All of these cases are in the early stages of litigation and have not yet been set for trial. Although it is not possible to reliably predict the outcome of the litigation, we believe that the defenses to these claims are meritorious and we will defend them vigorously. We have insurance that covers these claims and lawsuits and believe that after the application of our self-insured retention relating to products liability claims, such policies will cover litigation expenses, settlement costs and damage awards, if any, arising from these suits. Our products liability carrier has taken the initial position that these lawsuits constitute multiple occurrences, requiring the exhaustion of multiple self-insured retentions prior to triggering insurance coverage. We believe these lawsuits constitute a single occurrence and will seek coverage under our policies accordingly. If, as we believe, these cases constitute a single occurrence, we do not expect them to have a material impact on our results of operations or our financial position.

Other Litigation

In February 2009, we received a subpoena from the U.S. Department of Health and Human Services Office of Inspector General (“OIG”) seeking records regarding our billing practices under the local coverage policies of the four regional Durable Medical Equipment Medicare Administrative Contractors (“DME MACs”). KCI cooperated with the OIG’s inquiry and provided substantial documentation to the OIG and the U.S. Attorneys’ office in response to its request. On May 9, 2011, KCI received notice that the U.S. Attorneys’ office had declined to intervene in qui tam actions filed against KCI on March 20, 2008 and September 29, 2008 by two former employees in the U.S. District Court, Central District of California, Western Division. These cases are captioned United States of America, ex rel. Geraldine Godecke v. Kinetic Concepts, Inc., et al. and United States of America, ex rel. Steven J. Hartpence v. Kinetic Concepts, Inc. et al. The complaints contend that KCI violated the Federal False Claims Act by billing in a manner that was not consistent with the Local Coverage Determinations issued by the DME MACs and seek recovery of monetary damages. These cases were originally filed under seal pending the government’s review of the allegations contained therein. Following the completion of the government’s review and their decision to decline to intervene in such suits, the live pleadings were ordered unsealed on May 3, 2011. After reviewing the allegations, KCI filed motions seeking the dismissal of the suits on multiple grounds. On January 30, 2012, the Court granted two of KCI’s motions dismissing all of the claims in the Hartpence suit and dismissing all of the claims in the Godecke suit with the exception of a retaliation claim. KCI will defend itself vigorously against this claim. On February 27, 2012, Hartpence filed a Notice of Appeal seeking to reverse the dismissal of his claims by the trial court. KCI will continue its vigorous defense of these claims as well.

We are party to several additional lawsuits arising in the ordinary course of our business. Additionally, the manufacturing and marketing of medical products necessarily entails an inherent risk of product liability claims. We maintain multiple layers of product liability insurance coverage and we believe these policies and the amounts of coverage are appropriate and adequate.

Other Commitments and Contingencies

As a healthcare supplier, we are subject to extensive government regulation, including laws and regulations directed at ascertaining the appropriateness of reimbursement, preventing fraud and abuse and otherwise regulating reimbursement under various government programs. The marketing, billing, documenting and other practices are all subject to government oversight and review. To ensure compliance with Medicare and other regulations, regional carriers often conduct audits and request patient records and other documents to support claims submitted by us for payment of services rendered to customers.

We also are subject to routine pre-payment and post-payment audits of medical claims submitted to Medicare. These audits typically involve a review, by Medicare or its designated contractors and representatives, of documentation supporting the medical necessity of the therapy provided by us. While Medicare requires us to obtain a comprehensive physician order prior to providing products and services, we are not required to, and do not as a matter of practice require, or subsequently obtain, the underlying medical records supporting the information included in such claim. Following a Medicare request for supporting documentation, we are obligated to procure and submit the underlying medical records retained by various medical facilities and physicians. Obtaining these medical records in connection with a claims audit may be difficult or impossible and, in any event, all of these records are subject to further examination and dispute by an auditing authority. Under standard Medicare procedures, we are entitled to demonstrate the sufficiency of documentation and the establishment of medical necessity, and we have the right to appeal any adverse determinations. If a determination is made that our records or the patients’ medical records are insufficient to meet medical necessity or Medicare reimbursement requirements for the claims subject to a pre-payment or post-payment audit, we could be subject to denial, recoupment or refund demands for claims submitted for Medicare reimbursement. In the event that an audit results in discrepancies in the records provided, Medicare may be entitled to extrapolate the results of the audit to make recoupment demands based on a wider population of claims than those examined in the audit. In November 2010, KCI USA, Inc.’s Raleigh, North Carolina office was the subject of a Medicare audit of 31 claims conducted by the Zone Program Integrity Contractor (“ZPIC”).  In May 2011, based on an extrapolation of the ZPIC’s audit results, the ZPIC determined that KCI USA, Inc. had been overpaid by Medicare in the amount of $5.8 million.  We appealed these claims to Redetermination and reduced the overpayment to $5.1 million.  We have appealed these claims to the next level of review.  Recoupment of the overpayment was stayed pending appeal and interest will accrue on the overpayment unless it is overturned on appeal. In addition to challenging the underlying clinical basis for the claims denials, we intend to challenge the validity of the sampling used to extrapolate the overpayment.  If the extrapolation is found to have been invalid, the extrapolation may be rejected even if the actual claims denials on which the extrapolation was based are not overturned. We cannot predict the outcome of theses appeals. However, we do not expect that the final determination of the audit will have a material impact on our results of operations or our financial position. Our other offices could be subjected to similar audits in which overpayments are extrapolated. In addition, Medicare or its contractors could place us on an extended pre-payment review, which could slow our collections process for submitted claims. If Medicare were to deny a significant number of claims in any pre-payment audit, or make any recoupment demands based on any post-payment audit, our business and operating results could be materially and adversely affected. In addition, violations of federal and state regulations regarding Medicare reimbursement could result in severe criminal, civil and administrative penalties and sanctions, including disqualification from Medicare and other reimbursement programs. Going forward, it is likely that we will be subject to periodic inspections, assessments and audits of our billing and collections practices.

In May 2011, LifeCell Corporation received a warning letter from the FDA following an inspection by the FDA at LifeCell in November 2010.  The warning letter primarily related to LifeCell’s failure to submit required documentation to the FDA prior to conduct of certain clinical studies.  The FDA also identified certain non-compliance with FDA regulations covering the promotion of LifeCell’s Strattice Tissue Matrix.  LifeCell submitted a written response to the FDA on May 31, 2011.  LifeCell is cooperating with the FDA and believes that the corrective actions it has taken will resolve the FDA’s concerns without a material impact on the LifeCell’s business.  However, we cannot give any assurances that the FDA will be satisfied with its response to the warning letter or as to the expected date of the resolution of the matters included in the warning letter.

As required upon the closing of our second lien notes and senior unsecured notes, we have entered into registration rights agreements with respect to these notes. Under the terms of the registration rights agreements, we must use our commercially reasonable efforts to file a registration statement for each of the second lien notes and senior unsecured notes (the “exchange offer registration statements”) with respect to a registered exchange offer to exchange such notes for new notes with terms substantially identical in all material respects with the notes (except for the provisions relating to the transfer restrictions and payment of additional interest), to cause the exchange offer registration statement to be declared effective by the Securities and Exchange Commission (“SEC”) under the Securities Act and to consummate the exchange offer not later than 365 days following the issuance of the notes (“Exchange Date”).

We intend to conduct each exchange offer in accordance with the provisions of the registration rights agreements for the notes and the applicable requirements of the Securities Act and the related rules and regulations of the SEC.

In the event that the exchange offer is not consummated by the Exchange Date, we will, subject to certain conditions, at our own cost:

•	file a shelf registration statement covering resales of the notes within 30 days after the Exchange Date;

•	use our commercially reasonable efforts to cause a shelf registration statement to be declared effective under the Securities Act; and

•
use our commercially reasonable efforts to keep the shelf registration statement effective for a period of one year from the effective date of the shelf registration statement or such shorter period that will terminate when all of the notes registered thereunder are disposed of in accordance therewith or cease to be outstanding on the date upon which all notes covered by such shelf registration statement become eligible for resale, without regard to volume, manner of sale or other restrictions contained in Rule 144 under the Securities Act.

If the exchange offer has not been consummated and a shelf registration statement covering resales of the notes has not been filed or the shelf registration statement has not been declared effective by the SEC (each, a “notes registration default”), then additional interest will accrue on the aggregate principal amount of the notes from and including the date on which any such notes registration default has occurred to but excluding the date on which all of the notes registration defaults have been cured. Additional interest will accrue at a rate of 0.25% for the first 90 day period after such date and thereafter it will be increased by an additional 0.25% for each subsequent 90 day period that elapses provided that the aggregate increase in such annual interest rate may in no event exceed 1.0%.

As of December 31, 2011, our commitments for the purchase of new product inventory were $34.1 million, including approximately $3.5 million of disposable products from our main disposable supplier, $3.2 million from our major electronic board and touch panel suppliers and $13.3 million for inventory related to our LifeCell business, including $8.0 million for inventory commitments under our Novadaq sales and marketing agreement. Of the total inventory commitments at December 31, 2011, we expect $26.1 million to occur in 2012, $3.0 million in 2013 and $5.0 million in 2014. In addition, as of December 31, 2011, our commitments for the purchase of services were $7.9 million of which we expect $5.4 million in 2012 and $2.5 million in 2013.